Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2022 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (94.8%)
Argentina (0.0%) (a)
Corporate Bond (0.0%) (a)
Banco Hipotecario SA,
BADLAR + 4.00%, 48.50%, 11/7/22 (b)(c)	ARS	16,675	$112

Armenia (0.4%)
Sovereign (0.4%)
Republic of Armenia International Bond,
7.15%, 3/26/25		$1,600	1,599

Bahrain (0.4%)
Sovereign (0.4%)
CBB International Sukuk Programme Co. WLL,
6.25%, 11/14/24		1,600	1,638

Brazil (6.9%)
Sovereign (6.9%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25 – 1/1/27	BRL	162,582	29,330

Chile (1.7%)
Sovereign (1.7%)
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/1/28 (c)	CLP	3,010,000	2,587
2.80%, 10/1/33 (c)		1,820,000	1,419
4.50%, 3/1/26		3,250,000	3,316
			7,322
China (7.8%)
Sovereign (7.8%)
China Government Bond,
2.68%, 5/21/30	CNY	97,950	14,417
3.13%, 11/21/29		123,320	18,752
			33,169
Colombia (8.1%)
Corporate Bond (0.2%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (c)	COP	4,979,415	1,005

Sovereign (7.9%)
Colombia Government International Bond,
4.50%, 1/28/26		1,850	1,777
9.85%, 6/28/27		1,466,000	314
Colombian TES,
Series B
5.75%, 11/3/27		60,000,000	10,844
6.00%, 4/28/28		32,350,000	5,772
7.00%, 3/26/31		20,172,000	3,421
7.00%, 6/30/32		18,300,000	3,008
7.75%, 9/18/30		22,651,000	4,111

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (c)		20,551,000	4,379
			33,626
			34,631
Czech Republic (4.2%)
Sovereign (4.2%)
Czech Republic Government Bond,
0.45%, 10/25/23	CZK	155,000	5,967
1.20%, 3/13/31		57,320	1,868
2.00%, 10/13/33		64,240	2,194
2.75%, 7/23/29		214,430	8,027
			18,056
Dominican Republic (2.6%)
Sovereign (2.6%)
Dominican Republic International Bond,
5.50%, 1/27/25	DOP	1,750	1,751
8.00%, 1/15/27 – 2/12/27(c)		114,000	1,762
8.90%, 2/15/23(c)		188,800	3,458
9.75%, 6/5/26 (c)		224,000	4,002
			10,973
Ecuador (0.2%)
Sovereign (0.2%)
Ecuador Government International Bond,
1.50%, 7/31/40 (d)		$1,985	824

Hungary (1.1%)
Sovereign (1.1%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	1,387,460	2,608
5.50%, 6/24/25		922,750	2,055
			4,663
India (4.8%)
Sovereign (4.8%)
Export-Import Bank of India,
3.88%, 3/12/24		$1,750	1,745
India Government Bond,
8.40%, 7/28/24	INR	1,445,000	18,785
			20,530
Indonesia (7.7%)
Corporate Bond (0.4%)
Indonesia Asahan Aluminium Persero PT,
5.71%, 11/15/23		$1,750	1,788

Sovereign (7.3%)
Indonesia Treasury Bond,
6.50%, 6/15/25 – 2/15/31	IDR	218,206,000	14,545
7.00%, 9/15/30		42,472,000	2,849
7.50%, 6/15/35		83,000,000	5,686

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

8.38%, 4/15/39		48,000,000	3,503
8.75%, 5/15/31		58,978,000	4,376
			30,959
			32,747
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23		$1,800	1,754

Jordan (0.4%)
Sovereign (0.4%)
Jordan Government International Bond,
4.95%, 7/7/25		1,800	1,681

Kazakhstan (0.4%)
Sovereign (0.4%)
Development Bank of Kazakhstan JSC,
10.95%, 5/6/26 (c)	KZT	996,000	1,619

Malaysia (4.4%)
Sovereign (4.4%)
Malaysia Government Bond,
2.63%, 4/15/31	MYR	3,600	734
3.76%, 5/22/40		20,700	4,274
3.90%, 11/30/26		13,600	3,080
3.96%, 9/15/25		10,498	2,384
4.23%, 6/30/31		37,167	8,525
			18,997
Mexico (9.9%)
Corporate Bond (0.4%)
Petroleos Mexicanos,
4.25%, 1/15/25		$1,850	1,765

Sovereign (9.5%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	177,457	8,291
7.75%, 5/29/31		571,709	26,487
8.50%, 5/31/29 – 11/18/38		116,015	5,621
			40,399
			42,164
Oman (0.4%)
Sovereign (0.4%)
Oman Government International Bond,
4.88%, 2/1/25		$1,800	1,792

Peru (4.4%)
Sovereign (4.4%)
Peru Government Bond,
5.40%, 8/12/34	PEN	1,322	264

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

5.94%, 2/12/29		1,570	357
6.15%, 8/12/32		40,750	8,940
6.35%, 8/12/28		40,000	9,400
			18,961
Poland (6.0%)
Sovereign (6.0%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	5,420	920
3.25%, 7/25/25		40,563	8,051
5.75%, 9/23/22		76,500	16,511
			25,482
Romania (2.4%)
Sovereign (2.4%)
Romania Government Bond,
4.75%, 2/24/25 – 10/11/34	RON	36,900	6,748
5.80%, 7/26/27		9,410	1,771
Romanian Government International Bond,
3.00%, 2/27/27		$1,950	1,786
			10,305
Senegal (0.4%)
Sovereign (0.4%)
Senegal Government International Bond,
6.25%, 7/30/24		1,800	1,630

Serbia (1.9%)
Sovereign (1.9%)
Serbia Treasury Bonds,
4.50%, 1/11/26 – 8/20/32	RSD	988,010	7,300
5.88%, 2/8/28		119,800	987
			8,287
South Africa (8.4%)
Sovereign (8.4%)
Republic of South Africa Government Bond,
8.75%, 1/31/44	ZAR	477,328	22,883
9.00%, 1/31/40		259,930	12,911
			35,794
Thailand (5.4%)
Sovereign (5.4%)
Thailand Government Bond,
1.60%, 12/17/29 – 6/17/35	THB	335,700	8,502
1.88%, 6/17/49		50,000	952
2.00%, 6/17/42		190,000	4,157
3.30%, 6/17/38		29,500	804
3.65%, 6/20/31		187,500	5,544
4.88%, 6/22/29		92,440	2,897
			22,856

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Uruguay (1.4%)
Sovereign (1.4%)
Uruguay Government International Bond,
3.88%, 7/2/40	UYU	185,864	4,489
8.50%, 3/15/28 (c)		69,890	1,536
			6,025
Uzbekistan (1.3%)
Sovereign (1.3%)
Republic of Uzbekistan International Bond,
4.75%, 2/20/24	UZS	1,800	1,746
14.00%, 7/19/24		26,190,000	2,269
14.50%, 11/25/23		17,360,000	1,516
			5,531
Vietnam (0.4%)
Sovereign (0.4%)
Vietnam Government International Bond,
4.80%, 11/19/24		$1,600	1,600

Zambia (1.0%)
Sovereign (1.0%)
Zambia Government Bond,
11.00%, 1/25/26	ZMW	42,090	1,699
13.00%, 1/25/31 – 12/27/31		73,130	2,463
			4,162
TOTAL FIXED INCOME SECURITIES (Cost $472,634)			404,234
SHORT-TERM INVESTMENTS (5.2%)
U.S. Treasury Security (2.0%)
U.S. Treasury Bill,
1.40%, 10/27/22 (Cost $8,528) (e)		$8,556	8,508

		Shares
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $13,829)		13,828,851	13,829
TOTAL SHORT-TERM INVESTMENTS (Cost $22,357)			22,337
TOTAL INVESTMENTS (100.0%) (Cost $494,991) (g)(h)(i)			426,571
LIABILITIES IN EXCESS OF OTHER ASSETS			(87,764)
NET ASSETS			$338,807

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Amount is less than 0.05%.
(b)	Floating or variable rate securities: The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2022. Maturity date disclosed is the ultimate maturity date.
(e)	Rate shown is the yield to maturity at July 31, 2022.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2022, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2022, the Fund did not engage in any cross-trade transactions.
(i)	At July 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,439,000 and the aggregate gross unrealized depreciation is approximately $77,749,000, resulting in net unrealized depreciation of approximately $68,310,000.
BADLAR	Buenos Aires Deposits of Large Amount Rate.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$10,321	SGD	14,360	9/21/22	$75
Bank of America NA		$2,942	ZAR	47,500	8/18/22	(90)
Barclays Bank PLC		$2,341	MXN	48,000	8/18/22	7
Barclays Bank PLC		$4,095	MYR	18,000	8/18/22	(50)
Barclays Bank PLC		$885	MYR	3,900	8/18/22	(8)
Barclays Bank PLC		$2,359	RON	11,200	8/18/22	(43)
Barclays Bank PLC	ZAR	8,400		$495	8/18/22	(10)
BNP Paribas SA	BRL	13,500		$2,554	8/18/22	(43)
BNP Paribas SA	CNH	47,000		$6,942	8/18/22	(22)
BNP Paribas SA	CNH	24,000		$3,577	8/18/22	21
BNP Paribas SA	COP	14,200,000		$3,549	8/18/22	247
BNP Paribas SA	COP	23,000,000		$5,509	8/18/22	159
BNP Paribas SA	PEN	20,000		$5,381	8/18/22	295
BNP Paribas SA	PEN	27,100		$7,118	8/18/22	227
BNP Paribas SA	THB	440,000		$12,001	8/19/22	33
BNP Paribas SA		$902	HUF	334,910	8/18/22	(58)
BNP Paribas SA		$419	HUF	160,000	8/18/22	(16)
Citibank NA	CNH	161,200		$23,863	8/18/22	(22)
Citibank NA	COP	15,500,000		$3,599	8/18/22	(6)
Citibank NA	COP	9,678,734		$2,234	8/18/22	(18)
Citibank NA	COP	2,500,000		$613	8/18/22	31
Citibank NA	THB	25,000		$725	8/18/22	45
Citibank NA		$6,655	KRW	8,700,000	9/21/22	46
Citibank NA		$3,503	THB	120,000	8/18/22	(239)
Citibank NA		$4,288	THB	146,000	8/18/22	(317)
Citibank NA		$2,614	THB	90,000	8/18/22	(166)
Citibank NA		$864	ZAR	13,500	8/18/22	(53)
Citibank NA		$498	ZAR	8,583	8/18/22	17
Citibank NA		$344	ZAR	5,917	8/18/22	11
Goldman Sachs International	COP	3,500,000		$798	8/18/22	(16)
Goldman Sachs International	IDR	50,731,000		$3,328	7/11/23	(57)
Goldman Sachs International	MXN	57,000		$2,802	8/18/22	14
Goldman Sachs International	MXN	30,000		$1,453	8/18/22	(14)
Goldman Sachs International		$2,719	HUF	1,045,000	8/18/22	(88)
Goldman Sachs International		$596	HUF	242,434	8/18/22	14
Goldman Sachs International		$3,373	IDR	50,731,000	10/11/22	41
Goldman Sachs International		$347	PLN	1,500	8/18/22	(24)
Goldman Sachs International		$2,032	PLN	9,100	8/18/22	(75)
Goldman Sachs International		$5,394	UGX	19,800,000	11/3/22	(388)
Goldman Sachs International	ZAR	21,633		$1,290	8/18/22	(10)
HSBC Bank PLC	CZK	31,500		$1,329	8/18/22	24
HSBC Bank PLC	HUF	75,000		$194	8/18/22	6
HSBC Bank PLC	IDR	196,000,000		$13,067	8/18/22	(143)
HSBC Bank PLC	MXN	35,000		$1,754	8/18/22	42
HSBC Bank PLC	MXN	51,000		$2,509	8/18/22	15
HSBC Bank PLC	PLN	3,800		$871	8/18/22	53
HSBC Bank PLC	PLN	28,130		$6,308	8/18/22	258
HSBC Bank PLC	PLN	5,400		$1,187	8/18/22	26
HSBC Bank PLC		$387	HUF	150,000	8/18/22	(9)
HSBC Bank PLC		$7,000	IDR	106,000,000	8/18/22	145

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

HSBC Bank PLC		$7,392	PEN	29,028	8/18/22	(10)
HSBC Bank PLC		$7,138	THB	248,000	8/18/22	(393)
HSBC Bank PLC		$2,179	UYU	94,000	11/3/22	—@
HSBC Bank PLC		$729	ZAR	12,000	8/18/22	(8)
HSBC Bank PLC	ZAR	5,700		$361	8/18/22	18
JPMorgan Chase Bank NA	COP	16,516,889		$3,681	8/18/22	(161)
JPMorgan Chase Bank NA	CZK	89,400	EUR	3,608	9/21/22	(4)
JPMorgan Chase Bank NA	EUR	2,315		$2,336	8/18/22	(33)
JPMorgan Chase Bank NA	EUR	380		$396	8/18/22	8
JPMorgan Chase Bank NA	INR	1,570,000		$20,073	8/18/22	293
JPMorgan Chase Bank NA		$7,173	BRL	39,600	9/2/22	409
JPMorgan Chase Bank NA		$3,614	EUR	3,608	9/21/22	87
JPMorgan Chase Bank NA		$1,536	KZT	771,500	10/25/22	41
JPMorgan Chase Bank NA		$1,988	PLN	8,900	8/18/22	(74)
Royal Bank of Canada	EUR	3,700		$3,932	8/18/22	146
Standard Chartered Bank	EUR	1,100		$1,154	8/18/22	28
Standard Chartered Bank	THB	88,000		$2,494	8/18/22	101
Standard Chartered Bank	THB	146,000		$4,135	8/18/22	164
Standard Chartered Bank	UGX	5,550,000		$1,410	11/3/22	7
Standard Chartered Bank		$13,732	THB	470,000	8/18/22	(949)
Standard Chartered Bank		$3,727	ZAR	63,830	8/18/22	106
State Street Bank and Trust Co.	IDR	20,000,000		$1,356	8/18/22	8
UBS AG	CZK	4,500		$189	8/18/22	2
UBS AG	PLN	2,000		$442	8/18/22	12
UBS AG	RON	2,300		$492	8/18/22	17
UBS AG		$147	RON	700	8/18/22	(2)
UBS AG	ZAR	217,000		$13,484	8/18/22	452
UBS AG	ZAR	72,000		$4,478	8/18/22	154
Westpac Banking Corp.		$8,363	CNH	56,000	8/18/22	(66)
						$220

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
U.S. Treasury 10 yr. Ultra Note	70	Sep-22	$(7,000)	$(9,188)	$(130)
U.S. Treasury 10 yr. Note	136	Sep-22	(13,600)	(16,475)	(212)
					$(342)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at July 31, 2022:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.45%	Quarterly/ Quarterly	7/26/27	$47,600	$7	$—	$7
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.51	Quarterly/ Quarterly	7/21/27	80,000	44	—	44
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	3.19	Quarterly/ Quarterly	7/26/25	45,000,000	181	—	181
							$232	$—	$232

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	South Korean Won
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SGD	—	Singapore Dollar
RSD	—	Serbian Dinar
THB	—	Thai Baht
USD	—	United States Dollar
UYU	—	Uruguay Peso
UZS	—	Uzbekistani Som
ZAR	—	South African Rand
ZMW	—	Zambian Kwacha

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	93.7%
Short-Term Investments	5.2
Other*	1.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open short futures contracts with a value of approximately $25,663,000 and total unrealized depreciation of approximately $342,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $220,000. Also does not include open swap agreements with total unrealized appreciation of approximately $232,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ July 31, 2022 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Assets:
Fixed Income Securities
Corporate Bonds	$—	$4,670	$—	$4,670
Sovereign	—	399,564	—	399,564
Total Fixed Income Securities	—	404,234	—	404,234
Short-Term Investments
Investment Company	13,829	—	—	13,829
U.S. Treasury Security	—	8,508	—	8,508
Total Short-Term Investments	13,829	8,508	—	22,337
Foreign Currency Forward Exchange Contracts	—	3,905	—	3,905
Interest Rate Swap Agreements	—	232	—	232
Total Assets	13,829	416,879	—	430,708
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,685)	—	(3,685)
Futures Contracts	(342)	—	—	(342)
Total Liabilities	(342)	(3,685)	—	(4,027)
Total	$13,487	$413,194	$—	$426,681

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.